EXHIBIT 99.10

Clayton Loan Level Tape Compare Upload

Client Name:	Verus
Client Project Name:	Verus 2021-R1
Start - End Dates:	4/2017 - 9/2018
Deal Loan Count:	2

Loan Level Tape Compare Upload

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
1705002184	xxxxxx	Property Type	SFR	Detached PUD

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